Related Party Transactions (Details) - Schedule of Services Provided by Related Parties - USD ($)		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023
Freight Costs [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	$ 13,032,530	$ 21,371,505
Freight Costs [Member] | Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	9,195,145	17,501,563
Freight Costs [Member] | Max Bright Marine Service Co. Ltd. [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	2,516,981	1,529,205
Freight Costs [Member] | Top Wisdom Shipping Management Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	62,497	45,858
Freight Costs [Member] | Top Creation International (HK) Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]		958,744
Freight Costs [Member] | Top Moral Shipping Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	1,257,907
Freight Costs [Member] | Top Legend Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]		1,336,135
Transportation Services [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[2]	1,811,776	407,456
Transportation Services [Member] | Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[2]	1,556,575	106,235
Transportation Services [Member] | Shanghai Weisheng International Logistics Co., Ltd [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[2]	194,192	301,221
Transportation Services [Member] | Nanjing Derun Shipping Co., Ltd. [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[2]	$ 61,009

[1]	The Group generally leased vessels or incurred the related freight costs with the above related parties.
[2]	The Group generally provided transportation service to the above related parties.